Capital Management (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital ratios were as follows:

As at October 31 ($ millions)	2025	2024
Capital (1)
Common Equity Tier 1 capital	$62,752	$60,631
Net Tier 1 capital	72,790	69,499
Total regulatory capital	80,908	77,708
Total loss absorbing capacity (TLAC) (2)	138,049	137,752
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$474,453	$463,992
Leverage exposures (3)	1,622,415	1,563,140
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	13.2%	13.1%
Tier 1 capital ratio	15.3%	15.0%
Total capital ratio	17.1%	16.7%
Total loss absorbing capacity ratio (2)	29.1%	29.7%
Leverage ratio (3)	4.5%	4.4%
Total loss absorbing capacity leverage ratio (2)	8.5%	8.8%

(1)	The regulatory capital ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023).
(2)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(3)	The leverage ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).